Assets Held for Sale and Dispositions - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended					3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 16, 2019	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill								$ 0					$ 0			$ 214,515	$ 0
Impairment of intangible assets								0					0			51,789	0
Asset impairment charges									$ 300,000					$ 2,825	$ 3,066	63,128	29,572
Goodwill acquired during period																289,951
Property, Plant and Equipment, Disposals								0					0				$ 0
Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale	$ (18,300)		$ (3,000)
Conductor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sale proceeds from disposal		$ 3,500
Conductor [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges		$ 2,600
Non Core Equipment [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sale proceeds from disposal				$ 45,900
Disposal group not discontinued operation impairment loss on assets held for sale				$ (14,300)
Managed By Q [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill															20,700
Total sale proceeds from disposal						$ 28,100
Disposal group consideration held back						2,500
Managed By Q [Member] | Other Current Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group consideration held back						2,500		$ 2,200					300
Managed By Q [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill												$ 51,800				145,000
Impairment of intangible assets												$ 145,000			20,700	$ 145,000
Disposal group, gain on sale										$ 8,900				8,900	9,800
Spacious Technolgies Prolific Interactive LLC And Waltz Inc [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill acquired during period											$ 69,500
Teem [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sale proceeds from disposal							$ 50,500
Teem [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, gain on sale							$ 37,200
Meetup [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sale proceeds from disposal						$ 9,500
Ownership interest percent before disposal						91.00%
Ownership interest percent after disposal						9.00%
Meetup [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale						$ (26,100)
Four Two Four Fifth Venture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group consideration held back													$ 15,000
Four Two Four Fifth Venture [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale						$ (53,700)
Space IQ [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sale proceeds from disposal					$ 9,600
Disposal group not discontinued operation impairment loss on assets held for sale					$ (23,100)					(300)				(23,100)
Flatrion [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sale proceeds from disposal			28,500
Disposal group not discontinued operation impairment loss on assets held for sale			$ (6,000)							$ 17,200				$ 17,200
Two Other Non Core Companies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total sale proceeds from disposal	2,000														$ 2,000
Disposal Group Not Discontinued Operation Sale Of Promissory Note	3,000
Two Other Non Core Companies [Member] | Impairment Gain On Sale Of Goodwill And Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group not discontinued operation impairment loss on assets held for sale	$ (3,100)